Net Loss per Share Attributable to Common Stockholders	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Loss per Share Attributable to Common Stockholders
Note 15. Net Loss per Share Attributable to Common Stockholders
Basic net loss per share is computed by dividing the net loss by the weighted-average number of common shares outstanding for the period. Because the Company reported a net loss for the six months ended in June 30, 2021 and 2020, the number of shares used to calculate diluted net loss per common share is the same as the number of shares used to calculate basic net loss per common share for those periods presented because the potentially dilutive shares would have been antidilutive if included in the calculation.
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	Six Months Ended June 30,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(106,511)	$(52,237)

Denominator:
Weighted-average shares outstanding	32,239,448	29,040,833

Net loss per share attributable to common stockholders, basic and diluted	$(3.30)	$(1.80)

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	As at June 30,
	2021	2020
Redeemable convertible preferred stock	99,608,293	96,252,623
Common stock warrants	219,402	219,402
Unvested restricted stock awards	146,250	170,250
Unvested restricted stock units	2,966,408	—
Options to purchase common stock	6,575,686	5,268,106
Series C redeemable convertible preferred stock warrants	19,857	—

Total	109,535,896	101,910,381

Note 14. Net Loss per Share Attributable to Common Stockholders
Basic net loss per share is computed by dividing the net loss by the weighted-average number of common shares outstanding for the period. Because the Company reported a net loss for 2020 and 2019, the number of shares used to calculate diluted net loss per common share is the same as the number of shares used to calculate basic net loss per common share for those periods presented because the potentially dilutive shares would have been antidilutive if included in the calculation.
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	Year Ended December 31, 2020	Year Ended December 31, 2019
Numerator:
Net loss attributable to common stockholders	$(114,164)	$(110,349)

Denominator:
Weighted-average shares outstanding	30,066,847	26,839,662

Net loss per share attributable to common stockholders, basic and diluted	$(3.80)	$(4.11)

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended December 31, 2020	Year Ended December 31, 2019
Redeemable convertible preferred stock	96,252,623	92,613,015
Common stock warrants	219,402	219,402
Unvested restricted stock awards	158,250	182,250
Options to purchase common stock	7,108,899	3,937,765

Total	103,739,174	96,952,432